Disclosure of significant observable inputs used in fair value measurement of equity (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Total financial assets	$ 107,403	$ 114,933
Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Statements Line Items
Financial assets at fair value through profit or loss	3,322	3,375
Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Statements Line Items
Financial assets at fair value through profit or loss	26	4,717
Equity securities [Member] | Publicly traded royalty companies [Member]
Statements Line Items
Financial assets at fair value through other comprehensive income		25,392
Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Statements Line Items
Financial assets at fair value through other comprehensive income	35,544	64,254
Equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Statements Line Items
Financial assets at fair value through other comprehensive income	12,259	17,195
Equity securities [Member] | Private mining exploration and development, precious metals [Member]
Statements Line Items
Financial assets at fair value through other comprehensive income	56,252
Level 1 [Member]
Statements Line Items
Total financial assets	47,803	106,841
Level 1 [Member] | Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Statements Line Items
Financial assets at fair value through profit or loss	0	0
Level 1 [Member] | Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Statements Line Items
Financial assets at fair value through profit or loss	0	0
Level 1 [Member] | Equity securities [Member] | Publicly traded royalty companies [Member]
Statements Line Items
Financial assets at fair value through other comprehensive income		25,392
Level 1 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Statements Line Items
Financial assets at fair value through other comprehensive income	35,544	64,254
Level 1 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Statements Line Items
Financial assets at fair value through other comprehensive income	12,259	17,195
Level 1 [Member] | Equity securities [Member] | Private mining exploration and development, precious metals [Member]
Statements Line Items
Financial assets at fair value through other comprehensive income	0
Level 2 [Member]
Statements Line Items
Total financial assets	0	0
Level 2 [Member] | Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Statements Line Items
Financial assets at fair value through profit or loss	0	0
Level 2 [Member] | Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Statements Line Items
Financial assets at fair value through profit or loss	0	0
Level 2 [Member] | Equity securities [Member] | Publicly traded royalty companies [Member]
Statements Line Items
Financial assets at fair value through other comprehensive income		0
Level 2 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Statements Line Items
Financial assets at fair value through other comprehensive income	0	0
Level 2 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Statements Line Items
Financial assets at fair value through other comprehensive income	0	0
Level 2 [Member] | Equity securities [Member] | Private mining exploration and development, precious metals [Member]
Statements Line Items
Financial assets at fair value through other comprehensive income	0
Level 3 [Member]
Statements Line Items
Total financial assets	59,600	8,092
Level 3 [Member] | Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Statements Line Items
Financial assets at fair value through profit or loss	3,322	3,375
Level 3 [Member] | Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Statements Line Items
Financial assets at fair value through profit or loss	26	4,717
Level 3 [Member] | Equity securities [Member] | Publicly traded royalty companies [Member]
Statements Line Items
Financial assets at fair value through other comprehensive income		0
Level 3 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Statements Line Items
Financial assets at fair value through other comprehensive income	0	0
Level 3 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Statements Line Items
Financial assets at fair value through other comprehensive income	0	$ 0
Level 3 [Member] | Equity securities [Member] | Private mining exploration and development, precious metals [Member]
Statements Line Items
Financial assets at fair value through other comprehensive income	$ 56,252